Debt Facilities - Interest Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Interest expense	$ 392,156	$ 299,055	$ 270,553
Interest capitalized	13,338	10,943	19,004
Interest charges incurred	$ 405,494	$ 309,998	$ 289,557